Vanguard® International Growth Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.5%)
Australia (0.8%)
*	Afterpay Ltd.	6,372,489	488,010
*	Xero Ltd.	325,175	33,027
			521,037
Austria (0.5%)
	Erste Group Bank AG	8,054,789	352,906
Belgium (2.3%)
[1]	Umicore SA	15,758,901	770,594
*	Argenx SE	1,978,464	554,279
	UCB SA	2,248,046	245,823
			1,570,696
Brazil (0.4%)
	Raia Drogasil SA	34,868,182	138,806
	B3 SA - Brasil Bolsa Balcao	66,082,630	130,594
			269,400
Canada (1.3%)
	Toronto-Dominion Bank	7,639,119	539,095
	Canadian National Railway Co.	2,977,281	377,238
			916,333
China (13.5%)
	Tencent Holdings Ltd.	47,041,200	2,743,400
*	Alibaba Group Holding Ltd.	97,384,732	1,555,010
*,2	Meituan Class B	49,232,008	1,496,373
*	NIO Inc. ADR	31,223,162	1,221,762
	Ping An Insurance Group Co. of China Ltd. Class H	68,344,500	473,781
*,2	Wuxi Biologics Cayman Inc.	31,161,000	420,356
*	Baidu Inc. ADR	2,041,992	305,972
	China Mengniu Dairy Co. Ltd.	43,269,000	242,505
*	Pinduoduo Inc. ADR	2,838,422	188,755
*	JD.com Inc. Class A	3,719,580	157,070
*,3	Full Truck Alliance Co. Ltd. ADR	12,227,700	152,969
*	Kingdee International Software Group Co. Ltd.	35,779,000	107,385
*	TAL Education Group ADR	15,272,843	79,113
			9,144,451
Denmark (3.7%)
*	Genmab A/S	2,548,873	987,795
	Vestas Wind Systems A/S	28,801,069	967,047
[3]	Ambu A/S Class B	13,909,666	394,517
	Novozymes A/S Class B	2,401,809	182,404
			2,531,763

		Shares	Market Value ($000)
France (6.5%)
	Kering SA	2,862,106	2,204,079
	L'Oreal SA (XPAR)	2,633,485	1,189,117
	Schneider Electric SE	3,757,431	666,846
	Legrand SA	1,607,267	176,566
	Alstom SA	4,687,480	167,071
			4,403,679
Germany (9.2%)
*,1,2	Zalando SE	14,035,859	1,276,472
*,1	HelloFresh SE	10,552,945	1,070,276
*,2	Delivery Hero SE	7,334,216	973,330
	Sartorius AG Preference Shares	1,154,927	794,510
	Infineon Technologies AG	8,738,224	395,085
	Bayerische Motoren Werke AG	4,057,172	388,894
	SAP SE	2,804,216	359,364
	Siemens AG (Registered)	1,265,864	201,799
	Daimler AG (Registered)	1,958,195	183,391
	adidas AG	554,029	160,235
	Knorr-Bremse AG	1,585,448	157,711
*,3	CureVac NV	2,731,786	131,727
*,1,3	Jumia Technologies AG ADR	6,724,836	79,555
*,1,3	Home24 SE	2,066,394	28,878
*	MorphoSys AG	664,989	26,831
			6,228,058
Hong Kong (2.2%)
	AIA Group Ltd.	81,846,200	861,632
	Hong Kong Exchanges & Clearing Ltd.	8,434,443	463,822
	BOC Hong Kong Holdings Ltd.	55,060,000	166,436
			1,491,890
India (1.4%)
	Housing Development Finance Corp. Ltd.	11,680,736	415,751
	HDFC Bank Ltd.	17,340,554	343,531
	Larsen & Toubro Ltd.	5,337,916	125,491
*,4,5	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $51,748)	166,185	26,757
*	One 97 Communications Ltd.	279,714	26,106
			937,636
Indonesia (0.3%)
	Bank Central Asia Tbk PT	371,846,700	188,946
Israel (0.3%)
*	Wix.com Ltd.	1,136,985	173,731
Italy (3.9%)
	Ferrari NV	4,523,102	1,183,583
	EXOR NV	8,124,141	712,252
	Intesa Sanpaolo SpA	115,326,834	276,151
	Stellantis NV	13,737,294	234,410
	FinecoBank Banca Fineco SpA	8,512,463	149,087
	Stellantis NV (XNYS)	6,806,015	116,548
			2,672,031
Japan (7.5%)
	Nidec Corp.	11,414,800	1,307,082
	M3 Inc.	23,314,500	1,253,349
	SMC Corp.	1,138,500	726,866
	Sony Group Corp.	3,958,500	482,972
	Recruit Holdings Co. Ltd.	6,442,300	391,174
[3]	Bridgestone Corp.	6,395,100	256,434

		Shares	Market Value ($000)
	Kubota Corp.	7,093,500	147,601
	Murata Manufacturing Co. Ltd.	1,952,900	143,272
	Toyota Motor Corp.	7,287,000	129,266
	Sekisui Chemical Co. Ltd.	7,794,900	126,624
	SBI Holdings Inc.	4,470,400	114,694
			5,079,334
Netherlands (9.8%)
	ASML Holding NV	5,236,580	4,110,090
*,2	Adyen NV	903,347	2,502,123
			6,612,213
Norway (0.8%)
	Equinor ASA	17,407,370	435,549
	DNB Bank ASA	6,459,256	140,973
			576,522
Singapore (0.2%)
*	Sea Ltd. ADR	524,463	151,082
South Korea (0.8%)
	Samsung Electronics Co. Ltd.	4,999,083	300,076
	Samsung SDI Co. Ltd.	383,473	221,572
			521,648
Spain (0.8%)
	Iberdrola SA (XMAD)	29,302,569	328,835
	Banco Bilbao Vizcaya Argentaria SA	36,441,930	193,201
			522,036
Sweden (2.1%)
	Atlas Copco AB Class A	13,173,653	805,949
*	Kinnevik AB Class B	9,975,592	355,663
	Svenska Handelsbanken AB Class A	14,871,847	157,344
	Assa Abloy AB Class B	4,223,556	118,342
			1,437,298
Switzerland (4.3%)
	Roche Holding AG	1,819,931	710,520
	Nestle SA (Registered)	5,198,052	666,243
	Cie Financiere Richemont SA Class A (Registered)	1,934,945	287,950
	Temenos AG (Registered)	2,177,560	278,498
	Lonza Group AG (Registered)	342,851	276,457
	Alcon Inc.	3,014,573	238,117
	Sika AG (Registered)	586,748	229,126
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	17,914	220,480
			2,907,391
Taiwan (3.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	99,492,000	2,116,065
United Kingdom (5.6%)
*	Ocado Group plc	28,205,939	673,344
	Diageo plc	9,434,226	476,129
	AstraZeneca plc	4,041,776	443,120
	Royal Dutch Shell plc Class A (XLON)	19,533,890	411,467
	Reckitt Benckiser Group plc	3,974,139	321,917
	GlaxoSmithKline plc	12,981,030	263,555
	Barclays plc	102,821,818	251,058
	Royal Dutch Shell plc Class A	11,500,265	240,815
	National Grid plc	17,336,844	230,044
	Bunzl plc	5,568,647	211,881
	Burberry Group plc	6,562,993	154,144

		Shares	Market Value ($000)
*	Whitbread plc	2,995,918	111,675
			3,789,149
United States (17.2%)
*	Moderna Inc.	10,028,109	3,534,207
*	MercadoLibre Inc.	2,045,628	2,431,045
*	Tesla Inc.	2,040,919	2,336,362
*	Spotify Technology SA	6,684,925	1,594,355
*	Illumina Inc.	3,890,075	1,421,161
*	Booking Holdings Inc.	94,290	198,183
*,3	Oatly Group AB ADR	13,654,735	122,210
*,1,3	Meli Kaszek Pioneer Corp. Class A	1,884,672	24,576
			11,662,099
Total Common Stocks (Cost $37,360,406)			66,777,394
Preferred Stock (0.3%)
*,1,4,5,6	You & Mr. Jones PP (Acquired 9/23/15) (Cost $44,800)	44,800,000	224,000
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[7,8]	Vanguard Market Liquidity Fund, 0.077% (Cost $996,805)	9,969,036	996,904
Total Investments (100.3%) (Cost $38,402,011)			67,998,298
Other Assets and Liabilities—Net (-0.3%)			(224,119)
Net Assets (100%)			67,774,179
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $6,668,654,000, representing 9.8% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $291,269,000.
4	Restricted securities totaling $250,757,000, representing 0.4% of net assets.
5	Security value determined using significant unobservable inputs.
6	Perpetual security with no stated maturity date.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Collateral of $312,704,000 was received for securities on loan, of which $311,438,000 is held in Vanguard Market Liquidity Fund and $1,266,000 is held in cash.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2021	2,744	306,711	(17,298)
MSCI Emerging Markets Index	December 2021	2,204	133,595	(5,907)
				(23,205)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	12,847,832	—	—	12,847,832
Common Stocks—Other	2,484,666	51,418,139	26,757	53,929,562
Preferred Stock	—	—	224,000	224,000
Temporary Cash Investments	996,904	—	—	996,904
Total	16,329,402	51,418,139	250,757	67,998,298
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	23,205	—	—	23,205
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Nov. 30, 2021 Market Value ($000)
HelloFresh SE	1,139,379	—	—	—	(69,103)	—	—	1,070,276
Home24 SE	41,075	—	—	—	(12,197)	—	—	28,878
Jumia Technologies AG ADR	134,564	—	—	—	(55,009)	—	—	79,555
Meli Kaszek Pioneer Corp. Class A	—	18,847	—	—	5,729	—	—	24,576
Umicore SA	922,770	104,401	1,636	582	(255,523)	90	—	770,594
Vanguard Market Liquidity Fund	1,643,150	NA1	NA1	(1)	5	194	—	996,904
You & Mr. Jones PP	200,032	—	—	—	23,968	—	—	224,000
Zalando SE	1,535,149	17,546	—	—	(276,223)	—	—	1,276,472
Total	5,616,119			581	(638,353)	284	—	4,471,255
1	Not applicable—purchases and sales are for temporary cash investment purposes.